6. Embedded Debt Conversion (Details - fair value measurements) - Fair Value, Measurements, Recurring	Dec. 31, 2015 USD ($)
Derivative liability	$ 664,426
Fair Value, Inputs, Level 1
Derivative liability	0
Fair Value, Inputs, Level 2
Derivative liability	0
Fair Value, Inputs, Level 3
Derivative liability	$ 664,426